Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposit by customers	£ 195,135	£ 181,883
Other equity and non-controlling interests	2,191	2,191
Liquidity risk
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposit by customers	8,100	9,100
Fixed/Floating Rate Non-Cumulative Callable Preference Shares [member] | Liquidity risk
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity and non-controlling interests	0	0
Step-Up Callable Perpetual Reserve Capital Instruments [member] | Liquidity risk
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity and non-controlling interests	235	235
Perpetual Capital Securities [member] | Liquidity risk
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity and non-controlling interests	£ 1,956	£ 1,956